Other Disclosures - Acquisitions ProfoundBio - Expenses Associated with the Acquisition and Operations (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	May 20, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]	May 21, 2024
Disclosure of detailed information about business combination [line items]
Acquisition and integration related charges				$ 185	$ 43	[1]	$ 0
ProfoundBio
Disclosure of detailed information about business combination [line items]
Research and development expenses		$ 58
Selling, general and administrative expenses		4
Acquisition and integration related charges	$ 16	27	$ 27		$ 43
Total		$ 89
Cash payment related to the portion of awards with future vesting conditions									$ 11

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.